Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000069441 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
C000069441 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[1]
C000069441 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[1]
C000069441 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[1]
C000069441 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000069441 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[1]
C000069441 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[1]
C000069441 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[1]
C000069441 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[1]
C000069441 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%	[1]
C000069441 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069441 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069441 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000069441 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000069441 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069441 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000069441 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000069441 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069441 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000069441 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000069441 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069441 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081511 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[2]
C000081511 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[2]
C000081511 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[2]
C000081511 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
C000081511 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000081511 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[2]
C000081511 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[2]
C000081511 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[2]
C000081511 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[2]
C000081511 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%	[2]
C000081511 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081511 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081511 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000081511 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000081511 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000081511 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000081511 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000081511 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081511 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000081511 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000081511 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000081511 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120713 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[3]
C000120713 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[3]
C000120713 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[3]
C000120713 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[3]
C000120713 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000120713 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[3]
C000120713 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[3]
C000120713 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[3]
C000120713 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[3]
C000120713 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%	[3]
C000120713 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120713 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120713 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000120713 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000120713 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000120713 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000120713 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000120713 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000120713 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000120713 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000120713 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000120713 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021943 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[4]
C000021943 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[4]
C000021943 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[4]
C000021943 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[4]
C000021943 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000021943 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[4]
C000021943 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[4]
C000021943 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[4]
C000021943 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[4]
C000021943 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%	[4]
C000021943 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021943 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021943 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000021943 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021943 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021943 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021943 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021943 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021943 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021943 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000021943 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021943 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000680 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[5]
C000000680 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[5]
C000000680 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[5]
C000000680 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[5]
C000000680 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000000680 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[5]
C000000680 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[5]
C000000680 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[5]
C000000680 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[5]
C000000680 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%	[5]
C000000680 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000680 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000680 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000000680 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000680 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000680 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000680 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000000680 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000680 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000680 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000680 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000680 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000679 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[6]
C000000679 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[6]
C000000679 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[6]
C000000679 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[6]
C000000679 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[6]
C000000679 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[6]
C000000679 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[6]
C000000679 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[6]
C000000679 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[6]
C000000679 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%	[6]
C000000679 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000000679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000000679 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000679 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000677 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[7]
C000000677 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[7]
C000000677 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[7]
C000000677 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[7]
C000000677 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000000677 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[7]
C000000677 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[7]
C000000677 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[7]
C000000677 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[7]
C000000677 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%	[7]
C000000677 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000677 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000677 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000000677 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000677 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000677 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000677 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000000677 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000677 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000677 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000677 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000677 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000691 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[8]
C000000691 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[8]
C000000691 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[8]
C000000691 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[8]
C000000691 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[8]
C000000691 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[8]
C000000691 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[8]
C000000691 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[8]
C000000691 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[8]
C000000691 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[8]
C000000691 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000691 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000691 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000691 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000691 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000691 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000000691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000000691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000691 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000693 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[9]
C000000693 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[9]
C000000693 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[9]
C000000693 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[9]
C000000693 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[9]
C000000693 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[9]
C000000693 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[9]
C000000693 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[9]
C000000693 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[9]
C000000693 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[9]
C000000693 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000693 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000693 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000693 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000693 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000693 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000693 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000693 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000693 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000000693 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000000693 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000693 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029594 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[10]
C000029594 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[10]
C000029594 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[10]
C000029594 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[10]
C000029594 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[10]
C000029594 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[10]
C000029594 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[10]
C000029594 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[10]
C000029594 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[10]
C000029594 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[10]
C000029594 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029594 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000029594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000029594 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000029594 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029594 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029594 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000029594 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000029594 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000029594 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021945 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[11]
C000021945 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[11]
C000021945 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[11]
C000021945 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[11]
C000021945 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[11]
C000021945 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[11]
C000021945 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[11]
C000021945 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[11]
C000021945 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[11]
C000021945 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[11]
C000021945 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021945 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021945 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000021945 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000021945 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021945 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021945 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021945 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021945 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000021945 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000021945 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021945 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000120714 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[12]
C000120714 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[12]
C000120714 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[12]
C000120714 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[12]
C000120714 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[12]
C000120714 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[12]
C000120714 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[12]
C000120714 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[12]
C000120714 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[12]
C000120714 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[12]
C000120714 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000120714 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120714 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000120714 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000120714 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000120714 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000120714 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000120714 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120714 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000120714 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000120714 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000120714 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069443 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[13]
C000069443 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[13]
C000069443 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[13]
C000069443 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[13]
C000069443 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[13]
C000069443 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[13]
C000069443 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[13]
C000069443 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[13]
C000069443 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[13]
C000069443 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[13]
C000069443 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000069443 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069443 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000069443 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000069443 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000069443 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000069443 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000069443 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069443 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000069443 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000069443 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000069443 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029595 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[14]
C000029595 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[14]
C000029595 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[14]
C000029595 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[14]
C000029595 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[14]
C000029595 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[14]
C000029595 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[14]
C000029595 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[14]
C000029595 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[14]
C000029595 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[14]
C000029595 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029595 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029595 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000029595 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000029595 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029595 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000029595 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029595 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029595 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000029595 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000029595 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000029595 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069444 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[15]
C000069444 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[15]
C000069444 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[15]
C000069444 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[15]
C000069444 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[15]
C000069444 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.72%	[15]
C000069444 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[15]
C000069444 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[15]
C000069444 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[15]
C000069444 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[15]
C000069444 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000069444 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000069444 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069444 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000069444 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000069444 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069444 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069444 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069444 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069444 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081512 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[16]
C000081512 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[16]
C000081512 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[16]
C000081512 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[16]
C000081512 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[16]
C000081512 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.72%	[16]
C000081512 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[16]
C000081512 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[16]
C000081512 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[16]
C000081512 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[16]
C000081512 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000081512 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000081512 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081512 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000081512 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000081512 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081512 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000081512 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081512 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081512 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000188847 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[17]
C000188847 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[17]
C000188847 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[17]
C000188847 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[17]
C000188847 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[17]
C000188847 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.72%	[17]
C000188847 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[17]
C000188847 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[17]
C000188847 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[17]
C000188847 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[17]
C000188847 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000188847 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000188847 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000188847 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000188847 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000188847 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000188847 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000188847 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000188847 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000188847 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069445 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[18]
C000069445 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[18]
C000069445 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[18]
C000069445 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[18]
C000069445 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[18]
C000069445 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.72%	[18]
C000069445 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[18]
C000069445 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[18]
C000069445 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[18]
C000069445 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[18]
C000069445 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000069445 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000069445 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069445 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000069445 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000069445 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069445 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069445 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069445 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069445 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000265798 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[19]
C000265798 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[19]
C000265798 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[19]
C000265798 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[19]
C000265798 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[19]
C000265798 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.72%	[19]
C000265798 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[19]
C000265798 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[19]
C000265798 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[19]
C000265798 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[19]
C000265798 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000265798 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000265798 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000265798 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000265798 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000265798 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000265798 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000265798 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000265798 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000265798 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063686 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[20]
C000063686 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[20]
C000063686 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[20]
C000063686 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[20]
C000063686 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[20]
C000063686 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.72%	[20]
C000063686 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[20]
C000063686 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[20]
C000063686 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[20]
C000063686 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[20]
C000063686 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000063686 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000063686 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063686 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000063686 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000063686 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063686 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000063686 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000063686 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000063686 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063685 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[21]
C000063685 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[21]
C000063685 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[21]
C000063685 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[21]
C000063685 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[21]
C000063685 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.72%	[21]
C000063685 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[21]
C000063685 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[21]
C000063685 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[21]
C000063685 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[21]
C000063685 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000063685 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000063685 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063685 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000063685 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000063685 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063685 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000063685 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000063685 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000063685 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063683 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[22]
C000063683 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[22]
C000063683 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[22]
C000063683 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[22]
C000063683 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[22]
C000063683 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.72%	[22]
C000063683 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[22]
C000063683 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[22]
C000063683 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[22]
C000063683 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[22]
C000063683 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000063683 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000063683 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063683 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000063683 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000063683 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063683 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000063683 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000063683 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000063683 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209248 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[23]
C000209248 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[23]
C000209248 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[23]
C000209248 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[23]
C000209248 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[23]
C000209248 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[23]
C000209248 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[23]
C000209248 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[23]
C000209248 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.99%	[23]
C000209248 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[23]
C000209248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209248 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209248 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000209248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209248 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209248 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209248 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000209248 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209248 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209248 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209248 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209248 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209247 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[24]
C000209247 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[24]
C000209247 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[24]
C000209247 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[24]
C000209247 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[24]
C000209247 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[24]
C000209247 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[24]
C000209247 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[24]
C000209247 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.99%	[24]
C000209247 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[24]
C000209247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000209247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000209247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209247 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209246 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[25]
C000209246 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[25]
C000209246 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[25]
C000209246 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[25]
C000209246 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[25]
C000209246 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[25]
C000209246 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[25]
C000209246 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[25]
C000209246 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.99%	[25]
C000209246 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[25]
C000209246 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209246 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209246 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000209246 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209246 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209246 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209246 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000209246 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209246 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209246 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209246 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209246 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209244 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[26]
C000209244 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[26]
C000209244 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[26]
C000209244 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[26]
C000209244 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[26]
C000209244 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[26]
C000209244 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[26]
C000209244 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[26]
C000209244 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.99%	[26]
C000209244 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[26]
C000209244 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209244 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209244 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000209244 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209244 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209244 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209244 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000209244 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209244 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209244 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209244 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209244 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209243 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[27]
C000209243 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[27]
C000209243 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[27]
C000209243 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[27]
C000209243 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[27]
C000209243 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[27]
C000209243 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[27]
C000209243 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[27]
C000209243 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.99%	[27]
C000209243 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[27]
C000209243 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209243 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000209243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000209243 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209243 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209245 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[28]
C000209245 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[28]
C000209245 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[28]
C000209245 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[28]
C000209245 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[28]
C000209245 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[28]
C000209245 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[28]
C000209245 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[28]
C000209245 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.99%	[28]
C000209245 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[28]
C000209245 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209245 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209245 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000209245 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209245 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209245 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209245 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000209245 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209245 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209245 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209245 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209245 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209258 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[29]
C000209258 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[29]
C000209258 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[29]
C000209258 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[29]
C000209258 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[29]
C000209258 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[29]
C000209258 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%	[29]
C000209258 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[29]
C000209258 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[29]
C000209258 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[29]
C000209258 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209258 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209258 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000209258 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209258 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209258 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209258 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209258 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209258 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209258 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209258 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209258 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209264 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[30]
C000209264 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[30]
C000209264 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[30]
C000209264 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[30]
C000209264 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[30]
C000209264 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[30]
C000209264 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%	[30]
C000209264 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[30]
C000209264 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[30]
C000209264 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[30]
C000209264 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209264 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209264 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000209264 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209264 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209264 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209264 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209264 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209264 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209264 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209264 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209264 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209260 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[31]
C000209260 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[31]
C000209260 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[31]
C000209260 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[31]
C000209260 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[31]
C000209260 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[31]
C000209260 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%	[31]
C000209260 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[31]
C000209260 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[31]
C000209260 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[31]
C000209260 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209260 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209260 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000209260 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209260 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209260 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209260 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209260 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209260 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209260 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209260 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209260 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209256 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[32]
C000209256 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[32]
C000209256 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[32]
C000209256 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[32]
C000209256 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[32]
C000209256 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[32]
C000209256 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%	[32]
C000209256 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[32]
C000209256 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[32]
C000209256 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[32]
C000209256 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209256 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209256 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000209256 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209256 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209256 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209256 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209256 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209256 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209256 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209256 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209256 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209253 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[33]
C000209253 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[33]
C000209253 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[33]
C000209253 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[33]
C000209253 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[33]
C000209253 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[33]
C000209253 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%	[33]
C000209253 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[33]
C000209253 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[33]
C000209253 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[33]
C000209253 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209253 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209253 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000209253 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209253 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209253 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209253 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209253 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209253 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209253 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209253 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209253 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209266 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[34]
C000209266 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[34]
C000209266 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[34]
C000209266 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[34]
C000209266 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[34]
C000209266 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[34]
C000209266 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%	[34]
C000209266 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[34]
C000209266 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[34]
C000209266 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[34]
C000209266 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209266 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209266 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000209266 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209266 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209266 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209266 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209266 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209266 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209266 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209266 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209266 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209276 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[35]
C000209276 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[35]
C000209276 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[35]
C000209276 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[35]
C000209276 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[35]
C000209276 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%	[35]
C000209276 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[35]
C000209276 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[35]
C000209276 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[35]
C000209276 [Member] | ASML Holding N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[35]
C000209276 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209276 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209276 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000209276 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209276 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209276 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209276 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209276 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209276 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209276 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209276 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209276 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209268 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[36]
C000209268 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[36]
C000209268 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[36]
C000209268 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[36]
C000209268 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[36]
C000209268 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%	[36]
C000209268 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[36]
C000209268 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[36]
C000209268 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[36]
C000209268 [Member] | ASML Holding N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[36]
C000209268 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209268 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209268 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000209268 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209268 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209268 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209268 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209268 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209268 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209268 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209268 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209268 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209270 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[37]
C000209270 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[37]
C000209270 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[37]
C000209270 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[37]
C000209270 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[37]
C000209270 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%	[37]
C000209270 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[37]
C000209270 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[37]
C000209270 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[37]
C000209270 [Member] | ASML Holding N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[37]
C000209270 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209270 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209270 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000209270 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209270 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209270 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209270 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209270 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209270 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209270 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209270 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209270 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209272 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[38]
C000209272 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[38]
C000209272 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[38]
C000209272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[38]
C000209272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[38]
C000209272 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%	[38]
C000209272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[38]
C000209272 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[38]
C000209272 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[38]
C000209272 [Member] | ASML Holding N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[38]
C000209272 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209272 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000209272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209272 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209272 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209272 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209272 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209273 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[39]
C000209273 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[39]
C000209273 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[39]
C000209273 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[39]
C000209273 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[39]
C000209273 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%	[39]
C000209273 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[39]
C000209273 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[39]
C000209273 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[39]
C000209273 [Member] | ASML Holding N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[39]
C000209273 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209273 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209273 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000209273 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209273 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209273 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209273 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209273 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209273 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209273 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209273 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209273 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209271 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[40]
C000209271 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[40]
C000209271 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[40]
C000209271 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[40]
C000209271 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[40]
C000209271 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%	[40]
C000209271 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[40]
C000209271 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[40]
C000209271 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[40]
C000209271 [Member] | ASML Holding N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[40]
C000209271 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000209271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209271 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209271 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209271 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.